Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2024
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
CIK	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 08, 2025
Document Effective Date	dei_DocumentEffectiveDate	May 09, 2025
Prospectus Date	rr_ProspectusDate	May 09, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A